DEI Document	Feb. 20, 2020
Document [Abstract]
Entity Central Index Key	0001669162
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	Common Stock, par value $0.01
Document Type	8-K
Document Period End Date	Feb. 20, 2020
Entity Registrant Name	KINSALE CAPITAL GROUP, INC.
Entity Address, Address Line One	2221 Edward Holland Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	289-1300
Trading Symbol	KNSL
Security Exchange Name	NASDAQ
Entity File Number	001-37848
Entity Tax Identification Number	98-0664337
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false